Summary of Significant Accounting Policies - Private placements and negotiation for financial support (Details) - Private placements - Subsequent Events			1 Months Ended
	Oct. 10, 2017 USD ($) item shares	Jul. 12, 2017 USD ($) shares	Oct. 31, 2017 USD ($) shares
Summary of Significant Accounting Policies
Number of investors | item	2
Qian Kun
Summary of Significant Accounting Policies
Number of shares issued | shares		80,000,000	80,000,000
Aggregate purchase price | $		$ 5,760,000
Qian Kun and Alpha Assai
Summary of Significant Accounting Policies
Number of shares issued | shares	320,000,000
Aggregate purchase price | $	$ 33,920,000		$ 33,920,000